Stock Options (Details Narrative)	12 Months Ended
Aug. 31, 2015 USD ($) $ / shares shares
Stock option available for grant shares	3,315,831
Closing stock option exercise price | $ / shares	$ 2.58
Stock option outstanding	395,834
Stock based compensation unrecognized | $	$ 282,879
Expected period for recognition	2 years 6 months
2006 Incentive Stock Option Plan [Member]
Stock option approved	5,000,000
Stock option available for grant shares	3,315,831
Stock option exercise	326,667